ROU Assets and Operating Lease Liabilities (Tables)	12 Months Ended
Mar. 31, 2026
ROU Assets and Operating Lease Liabilities [Abstract]
Schedule of Operating Lease Liabilities

As of March 31, 2026 and 2025, the Group subsisted of the following non-cancellable lease contract.

Description of lease	Lease term
Office at China Insurance Group Building, Hong Kong	3 years from March 1, 2024 to February 28, 2027
Amounts recognized in the consolidated balance sheet:
	As of March 31,
	2026	2025
Right-of-use assets	$88,173	$185,684

Operating lease liabilities
Current	80,705	117,818
Non-current	-	81,284
	$80,705	$199,102

Weighted average remaining lease terms (in years)	0.92	1.92
Information related to operating lease activities during the years ended March 31, 2026, 2025 and 2024 are as follows:
	For the Years Ended March 31,
	2026	2025	2024
ROU assets obtained in exchange for operating lease liabilities	$-	$-	$288,928

Amortization of ROU assets	96,581	96,697	71,094
Interest on operating lease liabilities	5,560	10,276	1,722
Total operating lease expenses, included within Occupancy Costs	$102,141	$106,973	$72,816

Schedule of Remaining Contractual Maturities of Lease Liabilities	The following table summarizes the remaining contractual maturities of lease liabilities under operating lease as of March 31, 2026:
During the year ended March 31, 2027	$81,678

Total future lease payments	81,678
Less: imputed interest	(973)
Present value of lease obligations	$80,705

Schedule of Measurement of Lease Liabilities

The following table represents the minimum cash lease payments included in the measurement of lease liabilities for the years ended March 31, 2026, 2025 and 2024:

	For the Years Ended March 31,
	2026	2025	2024
Cash paid for amounts included in the measurement of lease liabilities:
Cash outflows for operating leases	$123,016	$102,636	$70,534